Employee benefits, restructuring and post-retirement employee benefits provisions	12 Months Ended
Jun. 30, 2020
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Employee benefits, restructuring and post-retirement employee benefits provisions
25    Employee benefits, restructuring and post-retirement employee benefits provisions

	2020	2019
	US$M	US$M
Employee benefits (1)	1,313	1,140
Restructuring (2)	34	78
Post-retirement employee benefits (3)	547	493

Total provisions	1,894	1,711

Comprising:
Current	1,283	1,154
Non-current	611	557

2020	Employee benefits	Restructuring	Post- retirement employee benefits (3)	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,140	78	493	1,711
Charge/(credit) for the year:
Underlying	1,224	26	65	1,315
Discounting	–	–	36	36
Net interest expense	–	–	(21)	(21)
Exchange variations	(31)	(1)	(34)	(66)
Released during the year	(127)	(12)	(1)	(140)
Remeasurement gains taken to retained earnings	–	–	81	81
Utilisation	(893)	(58)	(70)	(1,021)
Transfers and other movements	–	1	(2)	(1)

At the end of the financial year	1,313	34	547	1,894

(1)	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

(2)	Total restructuring provisions include provisions for terminations and office closures.

(3)	Refer to note 26 ‘Pension and other post-retirement obligations’.

Recognition and measurement
Provisions are recognised by the Group when:

•	there is a present legal or constructive obligation as a result of past events;

•	it is more likely than not that a permanent outflow of resources will be required to settle the obligation;

•	the amount can be reliably estimated and measured at the present value of management’s best estimate of the cash outflow required to settle the obligation at reporting date.

Provision	Description
Employee benefits
Liabilities for annual leave and any accumulating sick leave accrued up until the reporting date that are expected to be settled within 12 months are measured at the amounts expected to be paid when the liabilities are settled.

Liabilities for long service leave are measured as the present value of estimated future payments for the services provided by employees up to the reporting date and disclosed within employee benefits.

Liabilities that are not expected to be settled within 12 months are discounted at the reporting date using market yields of high-quality corporate bonds or government bonds for countries where there is no deep market for corporate bonds. The rates used reflect the terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

In relation to industry-based long service leave funds, the Group’s liability, including obligations for funding shortfalls, is determined after deducting the fair value of dedicated assets of such funds.

Liabilities for unpaid wages and salaries are recognised in other creditors.

Restructuring
Restructuring provisions are recognised when:

•

 the Group has a detailed formal plan identifying the business or part of the business concerned, the location and approximate number of employees affected, a detailed estimate of the associated costs, and an appropriate timeline;

•

  the restructuring has either commenced or been publicly announced and can no longer be withdrawn.

Payments falling due greater than 12 months after the reporting date are discounted to present value.